Derivative Instruments and Hedging Activities - Effect of Loss on Cross Currency Swaps (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized (losses) gains	$ 13,431	$ (13,304)	$ (12,898)
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized (losses) gains	(171,289)	(56,498)	14,343
Cross Currency Interest Rate Contract [Member] | Realized gain on partial termination of cross currency swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized (losses) gains		6,800
Cross Currency Interest Rate Contract [Member] | Realized (losses) gains [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized (losses) gains	(3,955)	2,089	3,628
Cross Currency Interest Rate Contract [Member] | Unrealized (losses) gains [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized (losses) gains	$ (167,334)	$ (65,387)	$ 10,715